Revenue - Summary of Revenue (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenues [Abstract]
Revenue from sale of copper	$ 387,356	$ 283,401
Revenue from sale of Molybdenum concentrate	21,807	5,900
Revenue from sale of Silver	2,132	3,988
Revenue from sale of goods	411,295	293,289
Less: Treatment and refining costs	(32,996)	(29,424)
Revenue	$ 378,299	$ 263,865